Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments Outstanding To Originate, Refinance, Purchase And Participate In Loans

	2012	2011
	(Dollars in thousands)
Originate/refinance fixed-rate	$102,449	$89,059
Originate/refinance adjustable-rate	18,272	24,047
Purchase/participate fixed-rate	81,107	30,650
Purchase/participate adjustable-rate	31,315	26,556
	$233,143	$170,312